BALANCE SHEET - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 50,370,000	$ 128,318,000
Prepaid assets		1,503,000
Total current assets	88,815,000	148,675,000
Total assets	135,590,000	193,011,000
Current liabilities:
Accounts payable	1,488,000	2,444,000
Total current liabilities	49,047,000	49,290,000
Total liabilities	62,599,000	67,297,000
Commitments and Contingencies
Class A common stock subject to possible redemption	480,631,000	480,631,000
Shareholders’ Deficit
Common stock	0	0
Additional paid-in capital	23,801,000	21,711,000
Accumulated deficit	(434,863,000)	(379,889,000)
Total shareholders’ deficit	(407,640,000)	(354,917,000)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit	135,590,000	193,011,000
AMCI ACQUISITION CORP. II
Current assets:
Cash and cash equivalents	7,302	343,399
Prepaid assets	277,812	337,534
Total current assets	285,114	680,933
Prepaid expenses - long-term		184,812
Investments held in trust account	150,969,468	150,006,015
Total assets	151,254,582	150,871,760
Current liabilities:
Accounts payable	1,687,915	85,534
Accrued expenses	1,356,763	229,733
Due to related party	736,123	49,723
Capital based tax payable	331,707	198,129
Franchise tax payable	149,639	188,237
Total current liabilities	4,316,513	751,356
Deferred underwriting commissions	200,000	5,250,000
Derivative warrant liabilities	1,543,280	5,610,000
Total liabilities	6,059,793	11,611,356
Commitments and Contingencies
Class A common stock subject to possible redemption		150,000,000
Shareholders’ Deficit
Preferred stock, $0.0001 par value 1,000,000 shares authorized no shares issued or outstanding as of June 30, 2022 and December 31, 2021	0	0
Additional paid-in capital	0	0
Accumulated deficit	(5,099,235)	(10,739,971)
Total shareholders’ deficit	(5,098,860)	(10,739,596)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit	151,254,582	150,871,760
Class A Common stock
Current liabilities:
Class A common stock subject to possible redemption		150,000,000
Class A Common stock | AMCI ACQUISITION CORP. II
Shareholders’ Deficit
Common stock		0
Class A Common Stock Subject to Redemption
Current liabilities:
Class A common stock subject to possible redemption	150,293,649	150,000,000
Class A Common Stock Subject to Redemption | AMCI ACQUISITION CORP. II
Current liabilities:
Class A common stock subject to possible redemption	150,293,649	150,000,000
Class A Common Stock Not Subject to Redemption | AMCI ACQUISITION CORP. II
Shareholders’ Deficit
Common stock	0	0
Class B Common Stock | AMCI ACQUISITION CORP. II
Shareholders’ Deficit
Common stock	$ 375	$ 375